Note 5 - Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes to Financial Statements
Equity [Text Block]
5.	Stockholders’ Equity

Reverse Stock Split

On January 9, 2026, we effected a one-for-twenty-five reverse split of our common stock. The accompanying consolidated financial statements, and all share and per share information contained herein, have been retroactively restated to reflect the reverse stock split. The roundup of fractional shares associated with the reverse stock split resulted in the issuance of an additional 65,548 shares of common stock.

Common Stock and Warrant Transactions

February 2026 Offering. On February 17, 2026, we closed a registered direct offering resulting in the issuance of 432,902 shares of common stock and in a concurrent private placement, we issued common warrants to the purchasers to purchase up to 865,804 shares of common stock at an initial exercise price of $2.31 per share. Net proceeds after deducting placement agent fees and other offering expenses were approximately $885,000.

March 2026 Warrant Exercise Inducement. On March 31, 2026, we entered into warrant exercise inducement letters with the holders of certain existing stock purchase warrants (with exercise prices ranging from $1.4103 to $32.75 per share), whereby the holders exercised an aggregate of 634,658 of the warrants at a reduced exercise price of $1.36 per share in consideration for our agreement to issue new warrants to purchase 1,269,316 shares of common stock at an exercise price of $1.36 per share. Upon exercise of their existing warrants, at the holder’s direction we issued to them an aggregate of 560,658 shares of common stock and held 74,000 shares in abeyance, which were subsequently issued in April 2026. Net proceeds to us after deducting placement agent commissions and other offering expenses were approximately $762,700.

May 2026 Warrant Exercise Inducement. On May 7, 2026, we entered into warrant exercise inducement letters with the holders of certain existing warrants (with exercise prices of $1.1877 per share), whereby the holders exercised an aggregate of 779,443 of the warrants in consideration for our agreement to issue new warrants to purchase 1,558,886 shares of common stock at an exercise price of $1.65 per share. Aggregate net proceeds to us after deducting placement agent commissions and other offering expenses were approximately $844,100.

May 2026 Offering. On May 19, 2026, we closed a private placement offering resulting in the issuance of 2,027,027 shares of common stock and common warrants to purchase up to 4,054,054 shares of common stock at an initial exercise price of $1.48 per share. Net proceeds after deducting placement agent fees and other offering expenses were approximately $2,709,800.

Other Common Stock Transactions. During June 2026, we issued 6,751 shares of our common stock pursuant to a consulting agreement. The shares were valued at $15,000 and will be recorded as stock-based compensation expense over the term of the related agreement. See Note 6.

Other Warrant Exercises. During March 2026, we issued 3,433 shares of our common stock upon the exercise of stock purchase warrants for net proceeds of approximately $4,800. During May 2026, we issued an aggregate of 1,663,452 shares of our common stock upon the exercise of stock purchase warrants for net proceeds of approximately $1,975,700.

ATM Program. During 2024, we established an “At-the-Market” continuous offering program (the “ATM Program”), pursuant to which the Company may offer and sell, from time to time through its sales agent, shares of its common stock. During January 2026 we sold 23,882 shares of our common stock through the ATM Program for net proceeds of approximately $71,200.

Stock Incentive Plans

We have stock-based incentive plans (the “Plans”) pursuant to which our Board of Directors may grant stock options and other stock-based awards to our employees, directors and consultants. A total of 331,342 shares of our common stock are reserved for future issuance pursuant to the Plans (inclusive of outstanding stock options). A summary of the Company’s stock option activity during the six months ended June 30, 2026 is presented below.

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2025	45,579	$137.20	8.6	$-
Granted	266,200	1.18
Exercised	-	-
Forfeited or expired	(1,600)	68.38
Outstanding at June 30, 2026	310,179	$20.82	9.7	$23,958
Exercisable at June 30, 2026	22,130	$217.73	7.8	$-

The weighted average grant date fair value of stock options awarded during the six months ended June 30, 2026, was $1.18. No stock options were awarded during the six months ended June 30, 2025. The fair values of the 2026 awards were estimated using the following assumptions:

Risk-free interest rate	4.34%
Expected term (in years)	7
Expected volatility	200%
Dividend yield	0%

Stock Purchase Warrants

The following common stock purchase warrants were outstanding as of June 30, 2026:

Issue Date	Number of Shares*	Exercise Price	Expiration
September 2021	268	$4,875.00	September 2026
July 2025	490,000	4.35	July 2030
September 2025	79,732	1.1877	November 2030
December 2025	223,899	1.1877	December 2030
February 2026	432,902	2.31	June 2028
February 2026	432,902	2.31	June 2031
March 2026	1,269,316	1.36	June 2031
May 2026	1,558,886	1.65	June 2031
May 2026	3,378,380	1.48	May 2031
May 2026	675,674	1.45	November 2027
Outstanding at June 30, 2026	8,541,959

5.         Stockholders’ Equity

Reverse Stock Splits

On January 9, 2026, we effected a one-for-twenty-five reverse split of our common stock and on January 30, 2024, we effected a one-for-fifteen reverse split of our common stock. The accompanying consolidated financial statements, and all share and per share information contained herein, have been retroactively restated to reflect the reverse stock splits.

Common Stock Transactions

December 2025 Offering. On December 22, 2025, we closed a public offering of an aggregate of 529,796 units, consisting of (i) 529,796 shares of our common stock and (ii) warrants to purchase 1,059,596 shares of common stock at an initial exercise price of $6.125 per share. Net proceeds after deducting placement agent fees and other offering expenses were approximately $3.0 million. As a result of the January 2026 reverse stock split, the number of shares subject to the warrants increased to 2,273,763 and the exercise price was reduced to $2.8543 in accordance with provisions contained in the warrant agreement.

September 2025 Offering. On September 30, 2025, we closed a registered direct offering of 158,730 shares of common stock and in a concurrent private placement, we issued common warrants to the purchasers to purchase up to 476,196 shares of common stock at an initial exercise price of $15.75 per share. Net proceeds after deducting placement agent fees and other offering expenses were approximately $2.3 million. As a result of the January 2026 reverse stock split, the exercise price of the warrants was reduced to $2.8543 in accordance with provisions contained in the warrant agreement.

July 2025 Offering. On July 2, 2025, we closed a public offering of an aggregate of 369,400 units, consisting of (i) 369,400 shares of our common stock and (ii) warrants to purchase 738,800 shares of common stock at an initial exercise price of $16.25 per share. Net proceeds after deducting placement agent fees and other offering expenses were approximately $5.5 million. As a result of subsequent equity offerings during 2025, the exercise price of the warrants was reduced to $4.35 in accordance with provisions contained in the warrant agreement.

March 2025 Offering. On March 25, 2025, we closed a registered direct offering of 54,000 shares of common stock, pre-funded warrants to purchase an aggregate of 83,405 shares of common stock and warrants to purchase up to 137,405 shares of common stock at an exercise price of $32.75 per share. Net proceeds after deducting placement agent fees and other offering expenses were approximately $4.1 million. The pre-funded warrants were fully exercised during the second quarter of 2025.

August 2024 Offerings. On August 30, 2024, we closed a registered direct offering of 33,500 shares of common stock and pre-funded warrants to purchase an aggregate of 5,524 shares of common stock. In a concurrent private placement, we issued common warrants to the purchaser to purchase up to 39,025 shares of common stock at an initial exercise price of $125 per share. Net proceeds after deducting placement agent fees and other offering expenses were approximately $4.6 million. The pre-funded warrants were fully exercised during August 2024. As a result of subsequent equity offerings during 2025, the exercise price of the common warrants was reduced to $32.75.

On August 21, 2024, we closed a registered direct offering of 54,429 shares of common stock and pre-funded warrants to purchase an aggregate of 13,571 shares of common stock. In a concurrent private placement, we issued common warrants to the purchaser to purchase up to 68,000 shares of common stock at an initial exercise price of $125 per share. Net proceeds after deducting placement agent fees and other offering expenses were approximately $7.9 million. The pre-funded warrants were fully exercised during August 2024. As a result of subsequent equity offerings during 2025, the exercise price of the common warrants was reduced to $32.75.

July 2024 Offering. On July 12, 2024, we closed a registered direct offering of 18,345 shares of common stock and pre-funded warrants to purchase an aggregate of 25,055 shares of common stock. In a concurrent private placement, we issued common warrants to the purchaser to purchase up to 86,800 shares of common stock at an initial exercise price of $71.50 per share. Net proceeds after deducting placement agent fees and other offering expenses were approximately $2.8 million. The pre-funded warrants were fully exercised during July 2024. As a result of subsequent equity offerings during 2025, the exercise price of the common warrants was reduced to $14.29 in accordance with provisions contained in the warrant agreement.

May 2024 Offering. On May 21, 2024, we closed a registered direct offering of 8,800 shares of common stock and pre-funded warrants to purchase an aggregate of 23,314 shares of common stock. In a concurrent private placement, we issued common warrants to the purchaser to purchase up to 64,228 shares of common stock at an initial exercise price of $42 per share. Net proceeds after deducting placement agent fees and other offering expenses were approximately $1.2 million. The pre-funded warrants were fully exercised during June 2024. As a result of subsequent equity offerings during 2025, the exercise price of the common warrants was reduced to $8.22 in accordance with provisions contained in the warrant agreement.

ATM Program. On September 25, 2024, we entered into a sales agreement and established an “At-the-Market” continuous offering program (the “ATM Program”), pursuant to which the Company may, from time to time, offer and sell shares of its common stock through its sales agent. The Company’s common stock will be sold at prevailing market prices at the time of the sale and, as a result, prices will vary. The sales agent will be paid a 3% commission on each sale under the ATM Program. During 2024 we sold 80,487 shares of our common stock through the ATM Program for net proceeds of approximately $4.9 million. During 2025 we sold 100,533 shares of our common stock through the ATM Program for net proceeds of approximately $4.1 million.

Warrant Exercises

During July 2025, we issued 9,600 shares of our common stock upon the exercise of stock purchase warrants, with net cash proceeds to us of approximately $156,000.

During April, May and June 2025, we issued 83,405 shares of common stock upon the exercise of pre-funded warrants.

During August 2024, we issued (i) 19,095 shares of our common stock upon the exercise of pre-funded warrants; (ii) 136 shares of our common stock upon the cashless exercise of 160 stock purchase warrants, and (iii) 23,280 shares of our common stock upon the exercise of stock purchase warrants, with net cash proceeds to us of approximately $978,000.

During July 2024, we issued 25,055 shares of our common stock upon the exercise of pre-funded warrants.

During June 2024, we issued (i) 32,834 shares of our common stock upon the exercise of pre-funded warrants; (ii) 102 shares of our common stock upon the cashless exercise of 160 stock purchase warrants, and (iii) 33,080 shares of our common stock upon the exercise of stock purchase warrants, with net cash proceeds to us of approximately $1.4 million.

During February and March 2024, we issued 10,761 shares of our common stock upon the exercise of pre-funded warrants.

Other Common Stock Transactions – During 2025 and 2024 we issued 5,208 and 268 shares, respectively, of our common stock pursuant to consulting agreements (See Note 6). During January 2024 we issued 2,217 shares of our common stock for the roundup of fractional shares associated with the reverse stock split effected on January 30, 2024.

Common Stock Reserved for Future Issuance – Common stock reserved for future issuance consists of the following:

Shares
Stock warrants outstanding	3,874,885
Stock options outstanding	45,579
Stock options authorized for future grants	292,714
Total	4,213,178

Stock Options

We have stock-based incentive plans (the “Stock Incentive Plans”) pursuant to which our Board of Directors may grant stock options or other stock awards to our employees, directors and consultants. A total of 338,293 shares of our common stock are reserved for future issuance pursuant to the Stock Incentive Plans. The exercise price for any option granted may not be less than fair value (110% of fair value for ISO’s granted to certain employees). Options have a maximum ten-year term.

A summary of the Company’s stock option activity during 2025 is presented below.

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2024	13,367	$317.75	8.6	$58,500
Granted	32,212	62.00
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2025	45,579	$137.20	8.6	$-
Exercisable at December 31, 2025	9,531	$423.93	7.2	$-

Stock Purchase Warrants

The following warrants were outstanding as of December 31, 2025:

Issue Date	Number of Shares*	Exercise Price*	Expiration
September 2021	268	$4,875.00	September 2026
May 2024	64,228	8.22	May 2029
July 2024	86,800	14.29	January 2030
August 2024	107,025	32.75	March 2030
March 2025	137,405	32.75	June 2030
July 2025	729,200	4.35	July 2030
September 2025	476,196	2.8543	November 2030
December 2025	2,273,763	2.8543	December 2030
Outstanding at December 31, 2025	3,874,885

* Reflects number of shares and exercise prices as adjusted for the January 2026 reverse stock split in accordance with terms contained within each respective warrant agreement.